SUPPLEMENT DATED JANUARY 1, 1998
                                       TO
                          PROSPECTUS DATED MAY 1, 1994
                           AS SUPPLEMENTED MAY 1, 1997
                               WRL FREEDOM SP PLUS

     Effective January 2, 1998, the Fund will offer a new investment option. This new option is the Third Avenue Value Portfolio ("Portfolio"). The investment objective and policy of the Portfolio are summarized below. There is no assurance that the Portfolio will achieve its stated objective. Also, effective January 2, 1998, the Short-to-Intermediate Government Portfolio is no longer available as an investment option of the Fund; the Bond Portfolio will have a change of Sub-Adviser from Janus Capital Corporation to AEGON USA Investment Management, Inc.; and the Bond and C.A.S.E. Growth Portfolios will each have a change to their investment objective. See the information below for details. For more detailed information, including a description of risks, see the prospectus for the Fund, which should be read carefully.

THE FOLLOWING INFORMATION MODIFIES AND SUPPLEMENTS INFORMATION PROVIDED ON PAGE 7, FIFTH PARAGRAPH OF THE PROSPECTUS UNDER THE HEADING "11. WHAT CHARGES ARE ASSESSED IN CONNECTION WITH THE POLICY?"

                 PORTFOLIO                           RATE
                 ---------                           ----

                  Bond                               0.45%*

                  Third Avenue Value                 0.80%

*Effective January 1, 1998, the management fees for the Bond Portfolio will be reduced from 0.50% to 0.45% of the Portfolio's average daily net assets. On December 16, 1997, Western Reserve received an Order from the Securities and Exchange Commission ("Commission") approving the substitution of shares of the Bond Portfolio for shares of the Short-to-Intermediate Government Portfolio. On or about December 16, 1997, the substitution was effected in accordance with the Commission's Order. As a result of the substitution, investments in the former Short-to-Intermediate Government Sub-Account were automatically transferred to the Bond Sub-Account and the Short-to-Intermediate Government Sub-Account was liquidated.

THE FOLLOWING INFORMATION IS ADDED TO PAGE 8 BEFORE THE SECTION ENTITLED "INVESTMENT EXPERIENCE INFORMATION":

FUND ANNUAL EXPENSES* (as a % of Fund average net assets)

                                     THIRD AVENUE
                                    VALUE PORTFOLIO**         BOND PORTFOLIO
                                    ----------------         --------------

     Management Fees                      0.80%                   0.50%***
     Other Expenses                       0.13%                   0.14%
        (After Reimbursement)
     Total Fund Annual Expenses           0.93%                   0.64%

         *Effective January 1, 1997, the Fund adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") and pursuant to the Plan, has entered into a Distribution Agreement with InterSecurities, Inc. ("ISI"), principal underwriter for the Fund. Under the Distribution Plan, the Fund, on behalf of the Portfolios, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the distribution of a Portfolio's shares, amounts equal to actual expenses associated with distributing a Portfolio's shares, up to a maximum rate of 0.15% (fifteen one-hundredths of one percent) on an annualized basis of the average daily net assets. This fee is measured and accrued daily and paid monthly. ISI has determined that it will not seek payment by the Fund of distribution expenses with respect to any Portfolio during the fiscal year ending December 31, 1998. Prior to ISI seeking reimbursement, Policyowners will be notified in advance.
         **Because the Value Equity and Global Sector Portfolios commenced operations on May 1, 1996, the percentages set forth as "Other Expenses" and "Total Fund Annual Expenses" are annualized. Because the International Equity and U.S. Equity Portfolios commenced operations on January 2, 1997, and the Third Avenue Value Portfolio commenced operations on January 2, 1998, the percentages set forth as "Other Expenses" and "Total Fund Annual Expenses" are estimates.
         ***Effective January 1, 1998, the management fees for the Bond Portfolio will be reduced from 0.50% to 0.45% of the Portfolio's average daily net assets. On December 16, 1997, Western Reserve received an Order from the Securities and Exchange Commission ("Commission") approving the substitution of shares of the Bond Portfolio for shares of the Short-to-Intermediate Government Portfolio. On or about December 16, 1997, the substitution was effected in accordance with the Commission's Order. As a result of the substitution, investments in the former Short-to-Intermediate Government Sub-Account were automatically transferred to the Bond Sub-Account and the Short-to-Intermediate Government Sub-Account was liquidated.

THE FOLLOWING INFORMATION MODIFIES AND REPLACES INFORMATION PROVIDED ON PAGES 22 AND 23 OF THE PROSPECTUS UNDER THE HEADING "INVESTMENTS OF THE SERIES ACCOUNT - WRL SERIES FUND, INC.":

     THIRD AVENUE VALUE PORTFOLIO: This Portfolio seeks long-term capital appreciation by investing primarily in a portfolio of equity securities of well-financed companies believed to be priced below their private market values and debt securities providing strong protective covenants and high, effective yields.

     EQSF Advisers, Inc. ("EQSF"), is sub-adviser to the Third Avenue Value Portfolio of the Fund. EQSF is a New York corporation organized in 1988 and is controlled by Martin J. Whitman. WRL Management and EQSF will divide equally monthly compensation at the current annual rate of 0.80% of the aggregate average daily net assets of the Third Avenue Value Portfolio. EQSF's compensation will be reduced by 50% of the amount paid by WRL Management on behalf of the Third Avenue Value Portfolio pursuant to any expense limitation or other reimbursement.

     BOND PORTFOLIO: This Portfolio seeks the highest possible current income within the confines of the primary goal of insuring the protection of capital by investing at least 65% and usually a higher percentage of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities and in other medium to high-quality debt securities.

     AEGON USA Investment Management, Inc. ("AIMI") serves as sub-adviser to the Balanced and Bond Portfolios of the Fund. AIMI is a wholly-owned subsidiary of AEGON USA. WRL Management and AIMI will divide equally monthly compensation at the current rate of 0.80% of the aggregate average daily net assets of the Balanced Portfolio. WRL Management will receive monthly compensation at the current annual rate of 0.45% and AIMI will receive 0.20% of the aggregate average daily net assets of the Bond Portfolio. AIMI's compensation will be reduced by 50% of the amount paid by WRL Management on behalf of the Balanced and Bond Portfolios pursuant to any expense limitation or other reimbursement.

     C.A.S.E. GROWTH PORTFOLIO: This Portfolio seeks annual growth of capital through investment in companies whose management, financial resources and fundamentals appear attractive on a scale measured against each company's present value.

     On or about December 16, 1997, after receiving an Order from the Commission, Western Reserve redeemed shares of the Short-to-Intermediate Government Portfolio held by the Short-to-Intermediate Government Sub-Account and purchased shares of the Bond Portfolio with the proceeds. Immediately following the substitution of shares, the assets of the Short-to-Intermediate Government Sub-Account were transferred to the Bond Sub-Account, thereby consolidating the Short-to-Intermediate Government Sub-Account into the Bond Sub-Account. The Portfolio substitution and Sub-Account consolidation took place at net asset value with no change in the amount of any Owner's benefits or Cash Value. Western Reserve and its affiliates did not receive any compensation or remuneration as a result of this transaction.

THE FOLLOWING INFORMATION REPLACES THE THIRD SENTENCE THE FIRST PARAGRAPH ON PAGE 41 OF THE PROSPECTUS UNDER THE HEADING "MINIMUM GUARANTEED AND CURRENT INTEREST RATES":

     Western Reserve has no specific formula for determining current interest rates. Some of the factors that Western Reserve may consider, in its sole discretion, in determining whether to credit interest in excess of the 4% guaranteed rate are: general economic trends, rates of return currently available and anticipated on the company's investments, regulatory and tax requirements, and competitive factors. The Fixed Account Value will not share in the investment performance of the company's general account or any portion thereof.

THE FOLLOWING SENTENCE IS ADDED FOLLOWING THE FOURTH SENTENCE OF THE FIFTH PARAGRAPH BEGINNING ON PAGE 52 OF THE PROSPECTUS UNDER THE HEADING "APPENDIX A - ILLUSTRATION OF BENEFITS":

Also, in addition, because the Third Avenue Value Portfolio had not commenced operations as of December 31, 1997, the estimated average annual Portfolio expense level reflects estimated expenses for this Portfolio at 0.93% for 1998.

THE ATTACHED FINANCIALS SUPPLEMENT THE FINANCIAL STATEMENTS INCLUDED IN THE MAY 1, 1994 PROSPECTUS BOOKLET.

WRL00183-01/98

                            WRL SERIES LIFE ACCOUNT

                           MONEY MARKET SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Money Market Portfolio
   (14,179,829.230 shares;
   cost $14,179,829) ............     $14,179,829
 Accrued transfers from (to)
     depositor - net ............         140,423
                                      -----------
   Total assets   ...............      14,320,252
                                      -----------
LIABILITIES:   ..................             350
                                      -----------
   Total net assets  ............     $14,319,902
                                      ===========
EQUITY ACCOUNTS:
 Policyowners' equity:
   Money Market sub-account
   (897,927.644465 units;
   $15.947724 unit value)  ......     $14,319,902
                                      -----------
   Total equity   ...............     $14,319,902
                                      ===========

STATEMENT OF OPERATIONS


                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................      $561,428
  Capital gain distributions  .........             0
                                             --------
                                              561,428
EXPENSES:
  Mortality and expense risk charges           97,772
                                             --------
   Net investment income (loss)  ......       463,656
                                             --------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......             0
  Change in unrealized appreciation
        (depreciation)  ...............             0
                                             --------
   Net gain (loss) on investments   ...             0
                                             --------
    Net increase (decrease) in
             equity accounts resulting
from operations   .....................      $463,656
                                             ========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended        Year Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $   463,656           $   491,185
 Net gain (loss) on investments  .......................................                 0                     0
                                                                               -----------           -----------
 Net increase (decrease) in equity accounts resulting from operations              463,656               491,185
                                                                               -----------           -----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed)   .................................         4,799,129             5,217,298
                                                                               -----------           -----------
 Less cost of units redeemed:
  Administrative charges   .............................................         2,318,360             2,639,279
  Policy loans .........................................................           634,328               285,757
  Surrender benefits ...................................................           721,584               776,305
  Death benefits  ......................................................             8,640                25,737
                                                                               -----------           -----------
                                                                                 3,682,912             3,727,078
                                                                               -----------           -----------
  Increase (decrease) in equity accounts from capital unit transactions          1,116,217             1,490,220
                                                                               -----------           -----------
  Net increase (decrease) in equity accounts ...........................         1,579,873             1,981,405
EQUITY ACCOUNTS:
 Beginning of period ...................................................        12,740,029            10,758,624
                                                                               -----------           -----------
 End of period .........................................................       $14,319,902           $12,740,029
                                                                               ===========           ===========

The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                           MONEY MARKET SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                                        December 31
                                                September 30  ----------------------------------------------------------------
                                                    1997        1996         1995        1994         1993         1992
                                                ------------- ------------ ------------ ------------ ------------ ------------
Accumulation unit value, beginning of period     $   15.45     $   14.83    $   14.19    $   13.84    $   13.63    $   13.33
 Income from operations:
  Net investment income (loss)  ...............        .50           .62          .64          .35          .21          .30
  Net realized and unrealized
    gain (loss) on investments  ...............        .00           .00          .00          .00          .00          .00
                                                 ---------     ---------    ---------    ---------    ---------    ---------
   Total income (loss) from operations   ......        .50           .62          .64          .35          .21          .30
                                                 ---------     ---------    ---------    ---------    ---------    ---------
Accumulation unit value, end of period   ......  $   15.95     $   15.45    $   14.83    $   14.19    $   13.84    $   13.63
                                                 =========     =========    =========    =========    =========    =========
Total return(a)  ..............................       3.22%         4.17%        4.49%        2.58%        1.52%        2.24%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...  $  14,320     $  12,740    $  10,759    $   9,706    $   4,985    $   4,619
 Ratio of net investment income (loss) to
   average net assets(b)  .....................       4.23%         4.07%        4.37%        2.66%        1.51%        2.12%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 30.


The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                               BOND SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                 September 30, 1997
                                 -------------------
ASSETS:
Investments at net asset value:
  WRL Series Fund, Inc.:
   Bond Portfolio
   (1,237,737.879 shares;
   cost $13,361,933)............    $13,862,933
 Accrued transfers from (to)
     depositor - net   .........         (3,514)
                                    -----------
   Total assets  ...............     13,859,419
                                    -----------
LIABILITIES:  ..................            341
                                    -----------
   Total net assets ............    $13,859,078
                                    ===========
EQUITY ACCOUNTS:
 Policyowners' equity:
   Bond sub-account
   (675,824.385058 units;
   $20.506922 unit value) ......    $13,859,078
                                    -----------
   Total equity  ...............    $13,859,078
                                    ===========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................     $  135,261
  Capital gain distributions  .........              0
                                            ----------
                                               135,261
EXPENSES:
  Mortality and expense risk charges            82,919
                                            ----------
   Net investment income (loss)  ......         52,342
                                            ----------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......       (192,238)
  Unrealized appreciation
        (depreciation)  ...............        779,508
                                            ----------
   Net gain (loss) on investments   ...        587,270
                                            ----------
    Net increase (decrease) in
             net assets resulting
from operations   .....................     $  639,612
                                            ==========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended        Year Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $    52,342           $   553,012
 Net gain (loss) on investments  .......................................           587,270              (613,958)
                                                                               -----------           -----------
 Net increase (decrease) in equity accounts resulting from operations              639,612               (60,946)
                                                                               -----------           -----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed):  .................................         3,389,659             3,451,573
                                                                               -----------           -----------
 Less cost of units redeemed:
  Administrative charges   .............................................         1,206,516             1,314,254
  Policy loans .........................................................           268,423               191,268
  Surrender benefits ...................................................           278,383               338,599
  Death benefits  ......................................................             1,419                28,090
                                                                               -----------           -----------
                                                                                 1,754,741             1,872,211
                                                                               -----------           -----------
  Increase (decrease) in equity accounts from capital unit transactions          1,634,918             1,579,362
                                                                               -----------           -----------
  Net increase (decrease) in equity accounts ...........................         2,274,530             1,518,416
EQUITY ACCOUNTS:
 Beginning of period ...................................................        11,584,548            10,066,132
                                                                               -----------           -----------
 End of period .........................................................       $13,859,078           $11,584,548
                                                                               ===========           ===========

The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                               BOND SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                                        December 31
                                                September 30  ----------------------------------------------------------------
                                                    1997        1996          1995         1994         1993        1992
                                                ------------- ------------- ------------ ------------- ----------- -----------
Accumulation unit value, beginning of period     $   19.53      $  19.67     $   16.14     $  17.50     $  15.57    $  14.68
 Income from operations:
  Net investment income (loss)  ...............        .09           .99          1.05          .89         2.11        1.00
  Net realized and unrealized
    gain (loss) on investments  ...............        .89        ( 1.13)         2.48       ( 2.25)      (  .18)     (  .11)
                                                 ---------      --------     ---------     --------     --------    --------
   Total income (loss) from operations   ......        .98        (  .14)         3.53       ( 1.36)       .1.93         .89
                                                 ---------      --------     ---------     --------     --------    --------
Accumulation unit value, end of period   ......  $   20.51      $  19.53     $   19.67     $  16.14     $  17.50    $  15.57
                                                 =========      ========     =========     ========     ========    ========
Total return(a)  ..............................       5.02%       (  .75%)       21.89%      ( 7.77%)      12.40%       6.08%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...  $  13,859      $  1,585     $  10,066     $  6,259     $  6,985    $  4,558
 Ratio of net investment income (loss) to
   average net assets(b)  .....................        .6 %         5.34%         5.80%        5.57%       12.92%       6.69%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 30.


The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                              GROWTH SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Growth Portfolio
   (10,798,143.320 shares;
   cost $303,973,822)............    $457,846,222
 Accrued transfers from (to)
     depositor - net ............          79,810
                                     ------------
   Total assets   ...............     457,926,032
                                     ------------
LIABILITIES:   ..................          11,322
                                     ------------
   Total net assets  ............    $457,914,710
                                     ============
EQUITY ACCOUNTS:
 Policyowners' equity:
   Growth sub-account
   (7,786,258.715292 units;
   $58.810621 unit value)  ......    $457,914,710
                                     ------------
   Total equity   ...............    $457,914,710
                                     ============

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................     $   495,370
  Capital gain distributions  .........       2,782,833
                                            -----------
                                              3,278,203
EXPENSES:
  Mortality and expense risk charges          2,633,824
                                            -----------
   Net investment income (loss)  ......         644,379
                                            -----------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......       4,204,278
  Unrealized appreciation
        (depreciation)  ...............      72,843,027
                                            -----------
   Net gain (loss) on investments   ...      77,047,305
                                            -----------
    Net increase (decrease) in
             net assets resulting
from operations   .....................     $77,691,684
                                            ===========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended        Year Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $    644,379          $ 19,310,499
 Net gain (loss) on investments  .......................................         77,047,305            26,918,660
                                                                               ------------          ------------
 Net increase (decrease) in equity accounts resulting from operations            77,691,684            46,229,159
                                                                               ------------          ------------
EQUITY TRANSACTIONS:
 Proceeds from units sold (repurchased):
  Net payments (redemptions)  ..........................................         77,509,745            91,555,979
                                                                               ------------          ------------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................         27,178,840            29,331,415
  Policy loans .........................................................          7,668,860             8,442,970
  Surrender benefits ...................................................         11,506,754            12,385,662
  Death benefits  ......................................................            423,541               600,920
                                                                               ------------          ------------
                                                                                 46,777,995            50,760,967
                                                                               ------------          ------------
  Increase (decrease) in equity accounts from capital unit transactions          30,731,750            40,795,012
                                                                               ------------          ------------
  Net increase (decrease) in equity accounts ...........................        108,423,434            87,024,171
EQUITY ACCOUNTS:
 Beginning of period ...................................................        349,491,276           262,467,105
                                                                               ------------          ------------
 End of period .........................................................       $457,914,710          $349,491,276
                                                                               ============          ============

The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                              GROWTH SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                                       December 31
                                               September 30  ----------------------------------------------------------------
                                                   1997         1996         1995         1994          1993         1992
                                               ------------- ------------ ------------ ------------- ------------ -----------
Accumulation unit value, beginning of period     $  48.48     $  41.47     $  28.44      $  31.30     $  30.37     $  29.95
 Income from operations:
  Net investment income (loss) ...............        .09         2.88         3.89           .04          .46         1.09
  Net realized and unrealized
    gain (loss) on investments ...............      10.24         4.13         9.14        ( 2.90)         .47       (  .67)
                                                 --------     --------     --------      --------     --------     --------
   Total income (loss) from operations  ......      10.33         7.01        13.03        ( 2.86)         .93          .42
                                                 --------     --------     --------      --------     --------     --------
Accumulation unit value, end of period  ......   $  58.81     $  48.48     $  41.47      $  28.44     $  31.30     $  30.37
                                                 ========     ========     ========      ========     ========     ========
Total return(a) ..............................      21.30%       16.91%       45.81%       ( 9.13%)       3.06%        1.41%
Ratios and supplemental data:
 Net assets at end of period (in thousands)      $457,915     $349,491     $262,467      $161,490     $169,757     $146,053
 Ratio of net investment income (loss) to
   average net assets(b) .....................       0.22%        6.41%       11.05%         0.16%        1.56%        3.84%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 30.


The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                 SHORT-TO-INTERMEDIATE GOVERNMENT SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Short-to-Intermediate
   Government Portfolio
   (171,756.149 shares;
   cost $1,784,332)  ............     $1,823,871
 Accrued transfers from (to)
     depositor - net ............         (2,272)
                                      ----------
   Total assets   ...............      1,821,599
                                      ----------
LIABILITIES:   ..................             45
                                      ----------
   Total net assets  ............     $1,821,554
                                      ==========
EQUITY ACCOUNTS:
 Policyowners' equity:
   Short-to-Intermediate
   Government sub-account
   (147,547.135527 units;
   $12.345576 unit value)  ......     $1,821,554
                                      ----------
   Total equity   ...............     $1,821,554
                                      ==========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................       $22,511
  Capital gain distributions  .........             0
                                              -------
                                               22,511
EXPENSES:
  Mortality and expense risk charges           12,064
                                              -------
   Net investment income (loss)  ......        10,447
                                              -------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......         6,128
  Unrealized appreciation
        (depreciation)  ...............        57,881
                                              -------
   Net gain (loss) on investments   ...        64,009
                                              -------
    Net increase (decrease) in
             net assets resulting
from operations   .....................       $74,456
                                              =======

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended        Year Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................        $   10,447           $   67,973
 Net gain (loss) on investments  .......................................            64,009              (29,048)
                                                                                ----------           ----------
 Net increase (decrease) in equity accounts resulting from operations               74,456               38,925
                                                                                ----------           ----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (repurchased):
  Net payments (redemptions)  ..........................................           300,331              442,872
                                                                                ----------           ----------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................           144,502              178,533
  Policy loans .........................................................            70,410               33,708
  Surrender benefits ...................................................            47,687               77,704
  Death benefits  ......................................................               471                    0
                                                                                ----------           ----------
                                                                                   263,070              289,945
                                                                                ----------           ----------
  Increase (decrease) in equity accounts from capital unit transactions             37,261              152,927
                                                                                ----------           ----------
  Net increase (decrease) in equity accounts ...........................           111,717              191,852
EQUITY ACCOUNTS:
 Beginning of period ...................................................         1,709,837            1,517,985
                                                                                ----------           ----------
 End of period .........................................................        $1,821,554           $1,709,837
                                                                                ==========           ==========

The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                 SHORT-TO-INTERMEDIATE GOVERNMENT SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                                        December 31
                                                September 30  ----------------------------------------------------------------
                                                    1997       1996        1995          1994         1993        1992(c)
                                                ------------- ----------- ------------ ------------- ------------ ------------
Accumulation unit value, beginning of period     $   11.85     $  11.55    $   10.27     $  10.40     $   10.04    $   10.00
 Income from operations:
  Net investment income (loss)  ...............        .07          .51          .61          .40           .14          .01
  Net realized and unrealized
    gain (loss) on investments  ...............        .43       (  .21)         .67       (  .53)          .22          .03
                                                 ---------     --------    ---------     --------     ---------    ---------
   Total income (loss) from operations   ......        .50          .30         1.28       (  .13)          .36          .04
                                                 ---------     --------    ---------     --------     ---------    ---------
Accumulation unit value, end of period   ......  $   12.35     $  11.85    $   11.55     $  10.27     $   10.40    $   10.04
                                                 =========     ========    =========     ========     =========    =========
Total return(a)  ..............................       4.19%        2.56%       12.53%      ( 1.32%)        3.64%         .38%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...  $   1,822     $  1,710    $   1,517     $    945     $   1,408    $     803
 Ratio of net investment income (loss) to
   average net assets (b) .....................       0.77%        4.53%        5.53%        4.06%         1.39%        1.92%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 30.



The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                              GLOBAL SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Global Portfolio
   (6,361,753.879 shares;
   cost $110,370,618)............    $140,752,119
 Accrued transfers from (to)
     depositor - net ............         244,321
                                     ------------
   Total assets   ...............     140,996,440
                                     ------------
LIABILITIES:   ..................           3,435
                                     ------------
   Total net assets  ............    $140,993,005
                                     ============
EQUITY ACCOUNTS:
 Policyowners' equity:
   Global sub-account
   (7,574,714.290770 units;
   $18.613640 unit value)  ......    $140,993,005
                                     ------------
   Total equity   ...............    $140,993,005
                                     ============

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................     $   744,580
  Capital gain distributions  .........         971,067
                                            -----------
                                              1,715,647
EXPENSES:
  Mortality and expense risk charges            741,035
                                            -----------
   Net investment income (loss)  ......         974,612
                                            -----------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......         675,993
  Unrealized appreciation
        (depreciation)  ...............      21,291,865
                                            -----------
   Net gain (loss) on investments   ...      21,967,858
                                            -----------
    Net increase (decrease) in
             net assets resulting
from operations   .....................     $22,942,470
                                            ===========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended        Year Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $    974,612          $ 6,524,214
 Net gain (loss) on investments  .......................................         21,967,858            6,374,264
                                                                               ------------          -----------
 Net increase (decrease) in equity accounts resulting from operations            22,942,470           12,898,478
                                                                               ------------          -----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (repurchased):
  Net payments (redemptions)  ..........................................         48,311,852           43,696,555
                                                                               ------------          -----------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................          8,732,359            6,463,101
  Policy loans .........................................................          2,114,496            1,465,510
  Surrender benefits ...................................................          2,479,374            2,225,874
  Death benefits  ......................................................             94,171               62,009
                                                                               ------------          -----------
                                                                                 13,420,400           10,216,494
                                                                               ------------          -----------
  Increase (decrease) in equity accounts from capital unit transactions          34,891,452           33,480,061
                                                                               ------------          -----------
  Net increase (decrease) in equity accounts ...........................         57,833,922           46,378,539
  Depositors' equity contribution (redemption)  ........................                  0             (268,153)
EQUITY ACCOUNTS:
 Beginning of period ...................................................         83,159,083           37,048,697
                                                                               ------------          -----------
 End of period .........................................................       $140,993,005          $83,159,083
                                                                               ============          ===========

The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                              GLOBAL SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                            December 31
                                                September 30  ---------------------------------------
                                                    1997        1996         1995        1994(e)
                                                ------------- ------------ ------------ -------------
Accumulation unit value, beginning of period      $  15.13     $   11.95    $    9.80     $  10.00
 Income from operations:
  Net investment income (loss)  ...............        .14          1.50          .45          .71
  Net realized and unrealized
    gain (loss) on investments  ...............       3.34          1.68         1.70       (  .91)
                                                  --------     ---------    ---------     --------
   Total income (loss) from operations   ......       3.48          3.18         2.15       (  .20)
                                                  --------     ---------    ---------     --------
Accumulation unit value, end of period   ......   $  18.61     $   15.13    $   11.95     $   9.80
                                                  ========     =========    =========     ========
Total return(a)  ..............................      23.04%        26.60%       21.96%      ( 2.02%)
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...   $140,993     $  83,159    $  37,049     $ 21,672
 Ratio of net investment income (loss) to
   average net assets(b)  .....................       1.17%        11.09%        4.25%        8.86%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 30.


The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                    STRATEGIC TOTAL RETURN SUB-ACCOUNT (A)

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                       September 30, 1997
                                       -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Strategic Total Return Portfolio
   (4,576,916.538 shares;
   cost $57,360,147)..................     $76,849,078
 Accrued transfers from (to)
     depositor - net   ...............          71,090
                                           -----------
   Total assets  .....................      76,920,168
                                           -----------
LIABILITIES:  ........................           1,887
                                           -----------
   Total net assets ..................     $76,918,281
                                           ===========
EQUITY ACCOUNTS:
 Policyowners' equity:
   Strategic Total Return sub-account
   (4,099,538.586476 units;
   $18.762668 unit value) ............     $76,918,281
                                           -----------
   Total equity  .....................     $76,918,281
                                           ===========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................    $   103,034
  Capital gain distributions  .........        158,508
                                           -----------
                                               261,542
EXPENSES:
  Mortality and expense risk charges           437,700
                                           -----------
   Net investment income (loss)  ......       (176,158)
                                           -----------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......        395,148
  Unrealized appreciation
        (depreciation)  ...............     11,755,948
                                           -----------
   Net gain (loss) on investments   ...     12,151,096
                                           -----------
    Net increase (decrease) in
             net assets resulting
from operations   .....................    $11,974,938
                                           ===========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended        Year Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $  (176,158)          $ 2,645,668
 Net gain (loss) on investments  .......................................        12,151,096             3,635,535
                                                                               -----------           -----------
  Net increase (decrease) in equity accounts resulting from operations          11,974,938             6,281,203
                                                                               -----------           -----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (repurchased):
  Net payments (redemptions)  ..........................................        16,083,143            16,832,424
                                                                               -----------           -----------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................         4,358,914             4,528,541
  Policy loans .........................................................         1,046,427               920,628
  Surrender benefits ...................................................         1,534,861             1,300,527
  Death benefits  ......................................................            99,325               112,479
                                                                               -----------           -----------
                                                                                 7,039,527             6,862,175
                                                                               -----------           -----------
  Increase (decrease) in equity accounts from capital unit transactions          9,043,616             9,970,249
                                                                               -----------           -----------
  Net increase (decrease) in equity accounts ...........................        21,018,554            16,251,452
EQUITY ACCOUNTS:
 Beginning of period ...................................................        55,899,727            39,648,275
                                                                               -----------           -----------
 End of period .........................................................       $76,918,281           $55,899,727
                                                                               ===========           ===========

(a) Prior to May 1, 1997, this sub-account was known as Equity-Income.




The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                      STRATEGIC TOTAL RETURN SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                                  December 31
                                                September 30  ----------------------------------------------------
                                                    1997        1996         1995         1994         1993(d)
                                                ------------- ------------ ------------ ------------- ------------
Accumulation unit value, beginning of period      $  15.66     $   13.74    $   11.12     $  11.28     $   10.00
 Income from operations:
  Net investment income (loss)  ...............     (  .04)          .82          .68          .18           .19
  Net realized and unrealized
    gain (loss) on investments  ...............       3.14          1.10         1.94       (  .34)         1.09
                                                  --------     ---------    ---------     --------     ---------
   Total income (loss) from operations   ......       3.10          1.92         2.62       (  .16)         1.28
                                                  --------     ---------    ---------     --------     ---------
Accumulation unit value, end of period   ......   $  18.76     $   15.66    $   13.74     $  11.12     $   11.28
                                                  ========     =========    =========     ========     =========
Total return(a)  ..............................      19.82%        13.97%       23.55%      ( 1.42%)       12.81%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...   $ 76,918     $  55,900    $  39,648     $ 23,649     $  13,343
 Ratio of net investment income (loss) to
   average net assets(b)  .....................     ( 0.36)%        5.76%        5.47%        1.93%         2.27%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 30.


The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                          EMERGING GROWTH SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Emerging Growth Portfolio
   7,057,187.517 shares;
   cost $110,794,080)............    $166,181,036
 Accrued transfers from (to)
     depositor - net ............          66,132
                                     ------------
   Total assets   ...............     166,247,168
                                     ------------
LIABILITIES:   ..................           4,081
                                     ------------
   Total net assets  ............    $166,243,087
                                     ============
EQUITY ACCOUNTS:
 Policyowners' equity:
   Emerging Growth sub-account
   (6,686,647.961311 units;
   $24.861947 unit value)  ......    $166,243,087
                                     ------------
   Total equity   ...............    $166,243,087
                                     ============

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................    $         0
  Capital gain distributions  .........        749,646
                                           -----------
                                               749,646
EXPENSES:
  Mortality and expense risk charges           849,777
                                           -----------
   Net investment income (loss)  ......       (100,131)
                                           -----------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......      1,318,955
  Unrealized appreciation
        (depreciation)  ...............     32,864,088
                                           -----------
   Net gain (loss) on investments   ...     34,183,043
                                           -----------
    Net increase (decrease) in
             net assets resulting
from operations   .....................    $34,082,912
                                           ===========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended       Period Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................      $   (100,131)          $  3,934,952
 Net gain (loss) on investments  .......................................        34,183,043              9,284,053
                                                                              ------------           ------------
 Net increase (decrease) in equity accounts resulting from operations           34,082,912             13,219,005
                                                                              ------------           ------------
EQUITY TRANSACTIONS:
Proceeds from units sold (repurchased):
  Net payments (redemptions)  ..........................................        40,143,911             40,944,477
                                                                              ------------           ------------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................        10,374,194              9,201,102
  Policy loans .........................................................         2,574,981              2,095,860
  Surrender benefits ...................................................         2,840,916              2,754,328
  Death benefits  ......................................................           118,818                 91,972
                                                                              ------------           ------------
                                                                                15,908,909             14,143,262
                                                                              ------------           ------------
  Increase (decrease) in equity accounts from capital unit transactions         24,235,002             26,801,215
                                                                              ------------           ------------
  Net increase (decrease) in equity accounts ...........................        58,317,914             40,020,220
EQUITY ACCOUNTS:
 Beginning of period ...................................................       107,925,173             67,904,953
                                                                              ------------           ------------
 End of period .........................................................      $166,243,087           $107,925,173
                                                                              ============           ============

The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                          EMERGING GROWTH SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                                   December 31
                                                September 30  -----------------------------------------------------
                                                    1997         1996        1995         1994         1993(d)
                                                ------------- ------------ ------------ ------------- -------------
Accumulation unit value, beginning of period      $  19.51     $  16.56     $   11.38     $  12.40      $  10.00
 Income from operations:
  Net investment income (loss)  ...............     (  .02)         .82           .65       (  .09)       (  .09)
  Net realized and unrealized
    gain (loss) on investments  ...............       5.37         2.13          4.53       (  .93)         2.49
                                                  --------     --------     ---------     --------      --------
   Total income (loss) from operations   ......       5.35         2.95          5.18       ( 1.02)         2.40
                                                  --------     --------     ---------     --------      --------
Accumulation unit value, end of period   ......   $  24.86     $  19.51     $   16.56     $  11.38      $  12.40
                                                  ========     ========     =========     ========      ========
Total return(a)  ..............................      27.43%       17.82%        45.49%      ( 8.18%)       23.96%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...   $166,243     $107,925     $  67,905     $ 36,687      $ 18,620
 Ratio of net investment income (loss) to
   average net assets(b)  .....................     ( 0.11%)       4.51%         4.66%      ( 0.86%)      ( 0.92%)

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 30.


The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                         AGGRESSIVE GROWTH SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Aggressive Growth Portfolio
   (4,989,396.934 shares;
   cost $69,928,239) ............     $90,571,430
 Accrued transfers from (to)
     depositor - net ............          15,959
                                      -----------
   Total assets   ...............      90,587,389
                                      -----------
LIABILITIES:   ..................           2,238
                                      -----------
   Total net assets  ............     $90,585,151
                                      ===========
EQUITY ACCOUNTS:
 Policyowners' equity:
   Aggressive Growth sub-account
   (4,816,335.711588 units;
   $18.807898 unit value)  ......     $90,585,151
                                      -----------
   Total equity   ...............     $90,585,151
                                      ===========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................    $         0
  Capital gain distributions  .........        464,060
                                           -----------
                                               464,060
EXPENSES:
  Mortality and expense risk charges           471,484
                                           -----------
   Net investment income (loss)  ......         (7,424)
                                           -----------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......        796,354
  Unrealized appreciation
        (depreciation)  ...............     17,082,476
                                           -----------
   Net gain (loss) on investments   ...     17,878,830
                                           -----------
    Net increase (decrease) in
             net assets resulting
from operations   .....................    $17,871,406
                                           ===========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended       Period Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $    (7,424)          $ 1,138,792
 Net gain (loss) on investments  .......................................        17,878,830             2,797,147
                                                                               -----------           -----------
 Net increase (decrease) in equity accounts resulting from operations           17,871,406             3,935,939
                                                                               -----------           -----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (repurchased):
  Net payments (redemptions)  ..........................................        28,302,321            26,224,213
                                                                               -----------           -----------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................         7,032,417             6,412,799
  Policy loans .........................................................         1,290,409               863,340
  Surrender benefits ...................................................         1,646,992             1,349,932
  Death benefits  ......................................................            26,998                29,810
                                                                               -----------           -----------
                                                                                 9,996,816             8,655,881
                                                                               -----------           -----------
  Increase (decrease) in equity accounts from capital unit transactions         18,305,505            17,568,332
                                                                               -----------           -----------
  Net increase (decrease) in equity accounts ...........................        36,176,911            21,504,271
EQUITY ACCOUNTS:
 Beginning of period ...................................................        54,408,240            32,903,969
                                                                               -----------           -----------
 End of period .........................................................       $90,585,151           $54,408,240
                                                                               ===========           ===========

The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                         AGGRESSIVE GROWTH SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                            December 31
                                                September 30  ---------------------------------------
                                                    1997        1996         1995        1994(e)
                                                ------------- ------------ ------------ -------------
Accumulation unit value, beginning of period      $  14.70     $   13.43    $    9.82     $  10.00
 Income from operations:
  Net investment income (loss)  ...............        .00           .36          .37       (  .06)
  Net realized and unrealized
    gain (loss) on investments  ...............       4.11           .91         3.24       (  .12)
                                                  --------     ---------    ---------     --------
   Total income (loss) from operations   ......       4.11          1.27         3.61       (  .18)
                                                  --------     ---------    ---------     --------
Accumulation unit value, end of period   ......   $  18.81     $   14.70    $   13.43     $   9.82
                                                  ========     =========    =========     ========
Total return(a)  ..............................      27.98%         9.46%       36.79%      ( 1.85%)
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...   $ 90,585     $  54,408    $  32,904     $  8,909
 Ratio of net investment income (loss) to
   average net assets(b)  .....................     ( 0.01%)        2.65%        2.93%      ( 0.72%)

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 30.


The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                             BALANCED SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Balanced Portfolio
   (739,683.639 shares;
   cost $8,062,184)  ............     $9,757,771
 Accrued transfers from (to)
     depositor - net ............          8,936
                                      ----------
   Total assets   ...............      9,766,707
                                      ----------
LIABILITIES:   ..................            239
                                      ----------
   Total net assets  ............     $9,766,468
                                      ==========
EQUITY ACCOUNTS:
 Policyowners' equity:
   Balanced sub-account
   (687,514.514365 units;
   $14.205471 unit value)  ......     $9,766,468
                                      ----------
   Total equity   ...............     $9,766,468
                                      ==========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................     $   37,522
  Capital gain distributions  .........         59,592
                                            ----------
                                                97,114
                                            ----------
EXPENSES:
  Mortality and expense risk charges            53,300
                                            ----------
   Net investment income (loss)  ......         43,814
                                            ----------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......         68,447
  Unrealized appreciation
        (depreciation)  ...............      1,131,384
                                            ----------
   Net gain (loss) on investments   ...      1,199,831
                                            ----------
    Net increase (decrease) in net
             assets
resulting from operations  ............     $1,243,645
                                            ==========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended       Period Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................        $   43,814           $  153,790
 Net gain (loss) on investments  .......................................         1,199,831              341,121
                                                                                ----------           ----------
 Net increase (decrease) in equity accounts resulting from operations            1,243,645              494,911
                                                                                ----------           ----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (repurchased):
  Net payments (redemptions)  ..........................................         3,017,187            3,089,782
                                                                                ----------           ----------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................           674,954              575,594
  Policy loans .........................................................           136,005               77,586
  Surrender benefits ...................................................            99,888               84,857
  Death benefits  ......................................................             1,431                3,961
                                                                                ----------           ----------
                                                                                   912,278              741,998
                                                                                ----------           ----------
  Increase (decrease) in equity accounts from capital unit transactions          2,104,909            2,347,784
                                                                                ----------           ----------
  Net increase (decrease) in equity accounts ...........................         3,348,554            2,842,695
 Depositor's equity contribution (redemption)   ........................                 0             (220,175)
EQUITY ACCOUNTS:
 Beginning of period ...................................................         6,417,914            3,795,394
                                                                                ----------           ----------
 End of period .........................................................        $9,766,468           $6,417,914
                                                                                ==========           ==========

The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                             BALANCED SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                            December 31
                                                September 30  ---------------------------------------
                                                    1997       1996         1995         1994(e)
                                                ------------- ------------ ------------ -------------
Accumulation unit value, beginning of period     $   12.21     $   11.13    $    9.37     $  10.00
 Income from operations:
  Net investment income (loss)  ...............        .07           .36          .37          .22
  Net realized and unrealized
    gain (loss) on investments  ...............       1.93           .72         1.39       (  .85)
                                                 ---------     ---------    ---------     --------
   Total income (loss) from operations   ......       2.00          1.08         1.76       (  .63)
                                                 ---------     ---------    ---------     --------
Accumulation unit value, end of period   ......  $   14.21     $   12.21    $   11.13     $   9.37
                                                 =========     =========    =========     ========
Total return(a)  ..............................      16.36%         9.73%       18.73%      ( 6.29%)
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...  $   9,766     $   6,418    $   3,795     $  2,145
 Ratio of net investment income (loss) to
   average net assets(b)  .....................       0.73%         3.18%        3.59%        3.06%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 30.



























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                        GROWTH & INCOME SUB-ACCOUNT (A)

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Growth & Income Portfolio
   (546,958.391 shares;
   cost $6,281,297)  ............     $7,222,213
 Accrued transfers from (to)
     depositor - net ............         10,061
                                      ----------
   Total assets   ...............      7,232,274
                                      ----------
LIABILITIES:   ..................            177
                                      ----------
   Total net assets  ............     $7,232,097
                                      ==========
EQUITY ACCOUNTS:
 Policyowners' equity:
   Growth & Income sub-account
   (490,659.777004 units;
   $14.739536 unit value)  ......     $7,232,097
                                      ----------
   Total equity   ...............     $7,232,097
                                      ==========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
 Dividend income  .....................      $ 14,590
 Capital gain distributions   .........        79,136
                                             --------
                                               93,726
EXPENSES:
  Mortality and expense risk charges           40,984
                                             --------
   Net investment income (loss)  ......        52,742
                                             --------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......       117,474
  Unrealized appreciation
        (depreciation)  ...............       604,963
                                             --------
   Net gain (loss) on investments   ...       722,437
                                             --------
    Net increase (decrease) in
             net assets resulting
from operations   .....................      $775,179
                                             ========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended       Period Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................        $   52,742           $  245,624
 Net gain (loss) on investments  .......................................           722,437              210,007
                                                                                ----------           ----------
 Net increase (decrease) in equity accounts resulting from operations              775,179              455,631
                                                                                ----------           ----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (repurchased):  ..............................
  Net payments (redemptions)  ..........................................         1,781,142            3,245,136
                                                                                ----------           ----------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................           513,495              439,973
  Policy loans .........................................................           115,491               72,641
  Surrender benefits ...................................................           187,862               82,531
  Death benefits  ......................................................             8,086                3,350
                                                                                ----------           ----------
                                                                                   824,934              598,495
                                                                                ----------           ----------
  Increase (decrease) in equity accounts from capital unit transactions            956,208            2,646,641
                                                                                ----------           ----------
  Net increase (decrease) in equity accounts ...........................         1,731,387            3,102,272
 Depositor's equity contribution (redemption)   ........................                 0             (232,644)
EQUITY ACCOUNTS:
 Beginning of period ...................................................         5,500,710            2,631,082
                                                                                ----------           ----------
 End of period .........................................................         7,232,097           $5,500,710
                                                                                ==========           ==========

(a) Prior to May 1, 1997, this sub-account was known as Utility.




The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                          GROWTH & INCOME SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                            December 31
                                                September 30  ---------------------------------------
                                                    1997       1996         1995         1994(e)
                                                ------------- ------------ ------------ -------------
Accumulation unit value, beginning of period     $   13.03     $   11.77    $    9.49     $  10.00
 Income from operations:
  Net investment income (loss)  ...............        .12           .76          .49          .29
  Net realized and unrealized
    gain (loss) on investments  ...............       1.59           .50         1.79       (  .80)
                                                 ---------     ---------    ---------     --------
   Total income (loss) from operations   ......       1.71          1.26         2.28       (  .51)
                                                 ---------     ---------    ---------     --------
Accumulation unit value, end of period   ......  $   14.74     $   13.03    $   11.77     $   9.49
                                                 =========     =========    =========     ========
Total return(a)  ..............................      13.14%        10.64%       24.14%      ( 5.15%)
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...  $   7,232     $   5,501    $   2,361     $  1,215
 Ratio of net investment income (loss) to
   average net assets(b)  .....................       1.15%         6.38%        4.57%        3.71%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 30.



























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                     TACTICAL ASSET ALLOCATION SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                        September 30, 1997
                                        -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Tactical Asset Allocation Portfolio
   (1,844,591.450 shares;
   cost $22,442,581) ..................     $26,845,304
 Accrued transfers from (to)
     depositor - net ..................          56,095
                                            -----------
   Total assets   .....................      26,901,399
                                            -----------
LIABILITIES:   ........................             659
                                            -----------
   Total net assets  ..................     $26,900,740
                                            ===========
EQUITY ACCOUNTS:
 Policyowners' equity:
   Tactical Asset Allocation
   sub-account (1,723,712.692606
   units; $15.606278unit value)  ......     $26,900,740
                                            -----------
   Total equity   .....................     $26,900,740
                                            ===========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................     $   52,773
  Capital gain distributions  .........        143,908
                                            ----------
                                               196,681
EXPENSES:
  Mortality and expense risk charges           147,533
                                            ----------
   Net investment income (loss)  ......         49,148
                                            ----------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......        283,787
  Change in unrealized appreciation
        (depreciation)  ...............      2,936,912
                                            ----------
   Net gain (loss) on investments   ...      3,220,699
                                            ----------
    Net increase (decrease) in
             equity accounts resulting
from operations   .....................     $3,269,847
                                            ==========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended        Year Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $    49,148           $   584,042
 Net gain (loss) on investments  .......................................         3,220,699             1,178,927
                                                                               -----------           -----------
 Net increase (decrease) in equity accounts resulting from operations            3,269,847             1,762,969
                                                                               -----------           -----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed)   .................................         8,116,988             9,061,824
                                                                               -----------           -----------
 Less cost of units redeemed:
  Administrative charges   .............................................         1,543,003             1,134,737
  Policy loans .........................................................           332,772               306,304
  Surrender benefits ...................................................           516,512               865,689
  Death benefits  ......................................................            39,642                18,086
                                                                               -----------           -----------
                                                                                 2,431,929             2,324,816
                                                                               -----------           -----------
  Increase (decrease) in equity accounts from capital unit transactions          5,685,059             6,737,008
                                                                               -----------           -----------
  Net increase (decrease) in equity accounts ...........................         8,954,906             8,499,977
EQUITY ACCOUNTS:
 Beginning of period ...................................................        17,945,834             9,445,857
                                                                               -----------           -----------
 End of period .........................................................       $26,900,740           $17,945,834
                                                                               ===========           ===========

The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                     TACTICAL ASSET ALLOCATION SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                     December 31
                                                September 30  -------------------------
                                                    1997        1996       1995(f)
                                                ------------- ------------ ------------
Accumulation unit value, beginning of period     $   13.50     $   11.90    $   10.00
 Income from operations:
  Net investment income (loss)  ...............        .04           .53          .61
  Net realized and unrealized
    gain (loss) on investments  ...............       2.07          1.07         1.29
                                                 ---------     ---------    ---------
   Total income (loss) from operations   ......       2.11          1.60         1.90
                                                 ---------     ---------    ---------
Accumulation unit value, end of period   ......  $   15.61     $   13.50    $   11.90
                                                 =========     =========    =========
Total return(a)  ..............................      15.62%        13.40%       19.03%
Ratios and supplemental data:
  Net assets at end of period (in thousands)     $  26,901     $  17,946    $   9,446
  Ratio of net investment income (loss) to
    average net assets(b) .....................       0.30%         4.35%        5.47%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 30.



























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                          C.A.S.E. GROWTH SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   C.A.S.E. Growth Portfolio
   (630,714.519 shares;
   cost $8,639,769)  ............     $10,428,435
 Accrued transfers from (to)
     depositor - net ............          46,584
                                      -----------
   Total assets   ...............      10,475,019
                                      -----------
LIABILITIES:   ..................             259
                                      -----------
   Total net assets  ............     $10,474,760
                                      ===========
EQUITY ACCOUNTS:
 Policyowners' equity:
   C.A.S.E. Growth sub-account
   (787,147.241092 units;
   $13.307244 unit value)  ......     $10,474,760
                                      -----------
   Total equity   ...............     $10,474,760
                                      ===========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................     $    2,199
  Capital gain distributions  .........         36,019
                                            ----------
                                                38,218
EXPENSES:
  Mortality and expense risk charges            44,833
                                            ----------
   Net investment income (loss)  ......         (6,615)
                                            ----------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......         53,462
  Unrealized appreciation
        (depreciation)  ...............      1,566,921
                                            ----------
   Net gain (loss) on investments   ...      1,620,383
                                            ----------
    Net increase (decrease) in
             net assets resulting
from operations   .....................     $1,613,768
                                            ==========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended        Period Ended
                                                                           September 30, 1997     December 31, 1996*
                                                                           --------------------   -------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $    (6,615)           $   70,246
 Net gain (loss) on investments  .......................................         1,620,383               227,803
                                                                               -----------            ----------
 Net increase (decrease) in equity accounts resulting from operations            1,613,768               298,049
                                                                               -----------            ----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed):  .................................         5,241,571             4,302,715
                                                                               -----------            ----------
 Less cost of units redeemed:
  Administrative charges   .............................................           606,696               140,145
  Policy loans .........................................................           105,418                 7,028
  Surrender benefits ...................................................           109,755                12,276
  Death benefits  ......................................................                79                     0
                                                                               -----------            ----------
                                                                                   821,948               159,449
                                                                               -----------            ----------
  Increase (decrease) in equity accounts from capital unit transactions          4,419,623             4,143,266
                                                                               -----------            ----------
  Net increase (decrease) in equity accounts ...........................         6,033,391             4,441,315
 Depositors' equity contribution (redemption)   ........................           (24,946)               25,000
EQUITY ACCOUNTS:
 Beginning of period ...................................................         4,466,315                     0
                                                                               -----------            ----------
 End of period .........................................................       $10,474,760            $4,466,315
                                                                               ===========            ==========

* The inception date of this sub-account was May 1, 1996.





The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                          C.A.S.E. GROWTH SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                September 30   December 31
                                                    1997         1996(g)
                                                -------------- ------------
Accumulation unit value, beginning of period      $  10.81      $   10.00
 Income from operations:
  Net investment income (loss)  ...............     (  .01)           .37
  Net realized and unrealized
    gain (loss) on investments  ...............       2.51            .44
                                                  --------      ---------
   Total income (loss) from operations   ......       2.50            .81
                                                  --------      ---------
Accumulation unit value, end of period   ......   $  13.31      $   10.81
                                                  ========      =========
Total return(a)  ..............................      23.11%          8.09%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...   $ 10,475      $   4,466
 Ratio of net investment income (loss) to
   average net assets(b)  .....................     ( 0.13%)         6.11%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 30.




























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                           VALUE EQUITY SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Value Equity Portfolio
   (1,578,236.709 shares;
   cost $18,570,376) ............     $22,268,655
 Accrued transfers from (to)
     depositor - net ............          69,917
                                      -----------
   Total assets   ...............      22,338,572
                                      -----------
LIABILITIES:   ..................             548
                                      -----------
   Total net assets  ............     $22,338,024
                                      ===========
EQUITY ACCOUNTS:
 Policyowners' equity:
   Value Equity sub-account
   (1,595,234.009808 units;
   $14.002976 unit value)  ......     $22,338,024
                                      -----------
   Total equity   ...............     $22,338,024
                                      ===========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................     $    7,477
  Capital gain distributions  .........              0
                                            ----------
                                                 7,477
                                            ----------
EXPENSES:
  Mortality and expense risk charges            99,998
                                            ----------
   Net investment income (loss)  ......        (92,521)
                                            ----------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......        235,523
  Unrealized appreciation
        (depreciation)  ...............      3,164,935
                                            ----------
   Net gain (loss) on investments   ...      3,400,458
                                            ----------
    Net increase (decrease) in
             net assets resulting
from operations   .....................     $3,307,937
                                            ==========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended        Period Ended
                                                                           September 30, 1997     December 31, 1996*
                                                                           --------------------   -------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $   (92,521)           $   18,724
 Net gain (loss) on investments  .......................................         3,400,458               603,734
                                                                               -----------            ----------
 Net increase (decrease) in equity accounts resulting from operations            3,307,937               622,458
                                                                               -----------            ----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (repurchased):
  Net payments (redemptions)  ..........................................        11,819,354             8,292,350
                                                                               -----------            ----------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................           767,914               152,948
  Policy loans .........................................................           375,925                36,190
  Surrender benefits ...................................................           302,774                38,448
  Death benefits  ......................................................               254                     0
                                                                               -----------            ----------
                                                                                 1,446,867               227,586
                                                                               -----------            ----------
  Increase (decrease) in equity accounts from capital unit transactions         10,372,487             8,064,764
                                                                               -----------            ----------
  Net increase (decrease) in equity accounts ...........................        13,680,424             8,687,222
 Depositors' equity contribution (redemption)   ........................          (229,622)              200,000
EQUITY ACCOUNTS:
 Beginning of period ...................................................         8,887,222                     0
                                                                               -----------            ----------
 End of period .........................................................       $22,338,024            $8,887,222
                                                                               ===========            ==========

* The inception date of this sub-account was May 1, 1996.




The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                           VALUE EQUITY SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                September 30   December 31
                                                    1997         1996(g)
                                                -------------- ------------
Accumulation unit value, beginning of period      $  11.25      $   10.00
 Income from operations:
  Net investment income (loss)  ...............     (  .07)           .05
  Net realized and unrealized
    gain (loss) on investments  ...............       2.82           1.20
                                                  --------      ---------
   Total income (loss) from operations   ......       2.75           1.25
                                                  --------      ---------
Accumulation unit value, end of period   ......   $  14.00      $   11.25
                                                  ========      =========
Total return (a) ..............................      24.46%         12.51%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...   $ 22,338      $   8,887
 Ratio of net investment income to
   average net assets (b) .....................     ( 0.82%)         0.77%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 30.




























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                       INTERNATIONAL EQUITY SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                     September 30, 1997
                                     -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   International Equity Portfolio
   (shares 165,252.213;
   cost $1,840,097)  ...............     $1,900,165
 Accrued transfers from (to)
     depositor - net ...............          5,194
                                         ----------
   Total assets   ..................      1,905,359
                                         ----------
LIABILITIES:   .....................             46
                                         ----------
   Total net assets  ...............     $1,905,313
                                         ==========
EQUITY ACCOUNTS:
 Policyowners' equity:
   International Equity sub-account
   (166,809.516700 units;
   $11.422091 unit value)  .........     $1,905,313
                                         ----------
   Total equity   ..................     $1,905,313
                                         ==========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................      $      0
  Capital gain distributions  .........             0
                                             --------
                                                    0
EXPENSES:
  Mortality and expense risk charges            8,940
                                             --------
   Net investment income (loss)  ......        (8,940)
                                             --------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......       119,248
  Unrealized appreciation
        (depreciation)  ...............        60,068
                                             --------
   Net gain (loss) on investments   ...       179,316
                                             --------
    Net increase (decrease) in
             net assets resulting
from operations   .....................      $170,376
                                             ========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended
                                                                           September 30, 1997*
                                                                           --------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $   (8,940)
 Net gain (loss) on investments  .......................................          179,316
                                                                               ----------
 Net increase (decrease) in equity accounts resulting from operations             170,376
                                                                               ----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (repurchased):
  Net payments (redemptions)  ..........................................        1,864,196
                                                                               ----------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................           61,373
  Policy loans .........................................................           48,746
  Surrender benefits ...................................................           12,841
  Death benefits  ......................................................                0
                                                                               ----------
                                                                                  122,960
                                                                               ----------
  Increase (decrease) in equity accounts from capital unit transactions         1,741,236
                                                                               ----------
  Net increase (decrease) in equity accounts ...........................        1,911,612
 Depositor's equity contribution (redemption)   ........................           (6,299)
EQUITY ACCOUNTS:
 Beginning of period ...................................................                0
                                                                               ----------
 End of period .........................................................       $1,905,313
                                                                               ==========

* The inception date of this sub-account was January 2, 1997.




The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                       INTERNATIONAL EQUITY SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                September 30
                                                  1997(h)
                                                -------------
Accumulation unit value, beginning of period      $  10.00
 Income from operations:
  Net investment income (loss)  ...............     (  .07)
  Net realized and unrealized
    gain (loss) on investments  ...............       1.49
                                                  --------
   Total income (loss) from operations   ......       1.42
                                                  --------
Accumulation unit value, end of period   ......   $  11.42
                                                  ========
Total return (a) ..............................      14.22%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...   $  1,905
 Ratio of net investment income to
   average net assets (b) .....................     ( 0.89%)

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 30.




























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                            U.S. EQUITY SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   U.S. Equity Portfolio
   (shares 160,804.390;
   cost $1,837,148)  ............     $1,996,870
 Accrued transfers from (to)
     depositor - net ............         27,434
                                      ----------
   Total assets   ...............      2,024,304
                                      ----------
LIABILITIES:   ..................             49
                                      ----------
   Total net assets  ............     $2,024,255
                                      ==========
EQUITY ACCOUNTS:
 Policyowners' equity:
   U.S. Equity sub-account
   (164,100.336032 units;
   $12.335473 unit value)  ......     $2,024,255
                                      ----------
   Total equity   ...............     $2,024,255
                                      ==========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................      $      0
  Capital gain distributions  .........             0
                                             --------
                                                    0
EXPENSES:
  Mortality and expense risk charges            5,637
                                             --------
   Net investment income (loss)  ......        (5,637)
                                             --------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......         8,890
  Unrealized appreciation
        (depreciation)  ...............       159,722
                                             --------
   Net gain (loss) on investments   ...       168,612
                                             --------
    Net increase (decrease) in
             net assets resulting
from operations   .....................      $162,975
                                             ========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended
                                                                           September 30, 1997*
                                                                           --------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $   (5,637)
 Net gain (loss) on investments  .......................................          168,612
                                                                               ----------
 Net increase (decrease) in equity accounts resulting from operations             162,975
                                                                               ----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (repurchased):
  Net payments (redemptions)  ..........................................        1,954,362
                                                                               ----------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................           40,925
  Policy loans .........................................................           49,335
  Surrender benefits ...................................................            5,296
  Death benefits  ......................................................               36
                                                                               ----------
                                                                                   95,592
                                                                               ----------
  Increase (decrease) in equity accounts from capital unit transactions         1,858,770
                                                                               ----------
  Net increase (decrease) in equity accounts ...........................        2,021,745
 Depositor's equity contribution (redemption)   ........................            2,510
EQUITY ACCOUNTS:
 Beginning of period ...................................................                0
                                                                               ----------
 End of period .........................................................       $2,024,255
                                                                               ==========

* The inception date of this sub-account was January 2, 1997.




The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                            U.S. EQUITY SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                              September 30
                                                1997(h)
                                              -------------
Accumulation unit value, beginning of period    $  10.00
 Income from operations:
  Net investment income (loss)   ............     (  .08)
  Net realized and unrealized
    gain (loss) on investments   ............       2.42
                                                --------
   Total income (loss) from operations ......       2.34
                                                --------
Accumulation unit value, end of period ......   $  12.34
                                                ========
Total return   ..............................      23.35%
Ratios and supplemental data:
  Net assets at end of period (in thousands)    $  2,024
  Ratio of net investment income to
    average net assets  .....................     ( 0.89%)

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.




NOTES TO SELECTED PER UNIT DATA AND RATIOS
(a) For periods less than one year, the total return is not annualized.
(b) For periods less than one year, the ratio of net investment income to average net assets is annualized.
(c) The inception date of this Sub-Account was December 3, 1992.
(d) The inception date of this Sub-Account was March 1, 1993.
(e) The inception date of this Sub-Account was March 1, 1994.
(f) The inception date of this Sub-Account was January 3, 1995.
(g) The inception date of this Sub-Account was May 1, 1996.

(h) The inception date of this Sub-Account was January 2, 1997.















The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                       NOTES TO THE FINANCIAL STATEMENTS

                                  (UNAUDITED)

SEPTEMBER 30, 1997

NOTE 1 -- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


WRL Series Life Account (the "Life Account") was established as a variable life insurance separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Life Account contains fifteen investment options referred to as sub-accounts. Each sub-account invests in the corresponding portfolio of the WRL Series Fund, Inc. (the "Fund"), a registered management investment company under the Investment Company Act of 1940, as amended. These portfolios and their respective investment management organizations are as follows:


Portfolio                  Investment Manager
------------------------   ------------------------------
Money Market               J.P. Morgan Investment
                           Management Inc.
Bond                       Janus Capital Corporation
                           ("JCC")
Growth                     JCC
Short-to-Intermediate      AEGON USA Investment
   Government              Management, Inc.
                           ("AIMI")
Global                     JCC
Strategic Total Return     Luther King Capital
                           Management Corporation
Emerging Growth            Van Kampen American
                           Capital Asset
                           Management, Inc.
Aggressive Growth          Fred Alger Management, Inc.
Balanced                   AIMI
Growth & Income            Federated Investment
                           Counseling
Tactical Asset             Dean Investment
   Allocation              Associates
C.A.S.E. Growth            C.A.S.E. Management, Inc.
Value Equity               NWQ Investment
                           Management
                           Company, Inc.
International Equity       Scottish Equitable Investment
                           Management, Ltd. and
                           GE Investment
                           Management, Inc.
U.S. Equity                GE Investment
                           Management, Inc.

WRL and AIMI are indirectly wholly-owned subsidiaries of AEGON USA, Inc., which is an indirect wholly-owned subsidiary of AEGON nv, a Netherlands corporation.

On January 2, 1997, WRL made an initial contribution of $400,000 to the Life Account, International Equity Sub-Account, for which WRL received 40,000.000000 units. On April 28, 1997, WRL redeemed the initial contribution in the Life Account, International Equity Sub-Account, for $406,299.


On January 2, 1997, WRL made an initial contribution of $200,000 to the Life Account, U.S. Equity Sub-Account, for which WRL received 20,000.000000 units. On April 28, 1997, WRL redeemed the initial contribution in the Life Account, U.S. Equity Sub-Account, for $197,490.


The Life Account holds assets to support the benefits under flexible premium variable universal life insurance policies (the "Policies") issued by WRL, which issued the first of such Policies on October 3, 1986. The Life Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.


The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently used in preparation of the Trust's financial statements.


A. VALUATION OF INVESTMENTS

      The investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund on September 30, 1997. Investment transactions are accounted for on the trade date, using the Fund NAV next determined after receipt of sale or redemption order without sales charges. Dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in first-out basis.

B. FEDERAL INCOME TAXES

      The operations of the Life Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, the investment income of the Code. Under current law, the investment income of the Life Account, including realized and unrealized capital

                            WRL SERIES LIFE ACCOUNT
                       NOTES TO THE FINANCIAL STATEMENTS
                                  (UNAUDITED)
                        SEPTEMBER 30, 1997--(CONTINUED)

NOTE 1 -- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
                POLICIES--(CONTINUED)
      gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.


NOTE 2 -- CHARGES AND DEDUCTIONS


Charges are assessed by WRL in connection with issuance and administration of the Policies.


A. POLICY CHARGES


      Under some forms of the Policies, sales and other administrative charges are deducted by WRL prior to allocation of policyowner payments to the sub-accounts. Thereafter, monthly administrative charges are deducted from the Sub-Accounts, some of which continue only during the first policy year. Contingent surrender charges may also apply.


      Under the other forms of the Policies, such "front-end" and other administrative charges are deducted prior to allocation of the initial premium payment but may reside as contingent surrender charges.


      Under all forms of the Policy, monthly charges against policy cash values are made to compensate WRL for costs of insurance provided.


B. LIFE-ACCOUNT CHARGES


      A daily charge equal to an annual rate of 0.90% of average daily net assets of the Life Account is assessed to compensate WRL for assumption of mortality and expense risks in connection with issuance and administration of the Policies. This charge (not assessed at the individual policy level) effectively reduces the value of a unit outstanding during the year.


NOTE 3 -- DIVIDENDS AND DISTRIBUTIONS


Dividends of the Fund's Money Market Portfolio are declared daily and reinvested monthly. Dividends of the remaining Portfolios are typically declared and reinvested semi-annually, while capital gain distributions are typically declared and reinvested annually. Dividends and distributions of the Fund are generally paid to and reinvested by the Life Account the next business day after declaration.


NOTE 4 -- OTHER MATTERS


As of September 30, 1997, the equity accounts include net unrealized appreciation (depreciation) on investments as follows:


Sub-Account
----------------------------------
Money Market                                  $N/A
Bond                                       501,000
Growth                                 153,872,400
Short-to-Intermediate Government            39,539
Global                                  30,381,501
Strategic Total Return                  19,488,931
Emerging Growth                         55,386,956
Aggressive Growth                       20,643,191
Balanced                                 1,695,587
Growth & Income                            940,916
Tactical Asset Allocation                4,402,723
C.A.S.E. Growth                          1,788,666
Value Equity                             3,698,279
International Equity                        60,068
U.S. Equity                                159,722

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                        BALANCE SHEET - STATUTORY BASIS
                           AS OF SEPTEMBER 30, 1997
                           (IN THOUSANDS)(UNAUDITED)


ADMITTED ASSETS
Cash and invested assets:
 Cash (deficit) and short-term investments  ....................................   $  (6,237)
 Bonds  ........................................................................     273,073
 Common stock, at market  ......................................................         516
 Mortgage loans on real estate  ................................................       4,853
 Home office properties, at cost less accumulated depreciation   ...............      14,365
 Policy loans ..................................................................      69,712
                                                                                   -----------
Total cash and invested assets  ................................................     356,282
Premiums deferred and uncollected  .............................................       1,811
Accrued investment income ......................................................       5,024
Receivable from affiliates   ...................................................       7,676
Transfers from separate accounts   .............................................     268,684
Other assets  ..................................................................       3,691
Separate account assets   ......................................................   4,815,635
                                                                                   -----------
Total admitted assets  .........................................................   $5,458,803
                                                                                   ===========
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Aggregate reserves for policies and contracts:
  Life  ........................................................................   $ 194,165
  Annuity  .....................................................................     290,163
 Policy and contract claim reserves   ..........................................       8,680
 Other policyholders' funds  ...................................................       3,584
 Remittances and items not allocated  ..........................................      13,658
 Federal income taxes payable   ................................................         611
 Asset valuation reserve  ......................................................       4,552
 Interest maintenance reserve   ................................................       8,544
 Other liabilities  ............................................................      25,730
 Separate account liabilities   ................................................   4,810,546
                                                                                   -----------
Total liabilities   ............................................................   5,360,233
Capital and surplus:
 Common stock, $1.00 par value, 1,500 shares authorized, issued and outstanding        1,500
 Paid-in surplus ...............................................................      68,015
 Unassigned surplus ............................................................      29,055
                                                                                   -----------
Total capital and surplus ......................................................      98,570
                                                                                   -----------
Total liabilities and capital and surplus   ....................................   $5,458,803
                                                                                   ===========

                                      See note to financial statements

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                   STATEMENT OF OPERATIONS - STATUTORY BASIS
                 FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1997
                           (IN THOUSANDS)(UNAUDITED)


Revenues:
 Premiums and other considerations, net of reinsurance
  Life   ...........................................................................    $ 282,589
  Annuity   ........................................................................      641,923
 Net investment income  ............................................................       30,914
 Amortization of interest maintenance reserve   ....................................        1,176
 Commissions and expense allowances on reinsurance ceded ...........................            8
 Other income  .....................................................................          315
                                                                                        ---------
                                                                                          956,925
Benefits and expenses:
 Benefits paid or provided for:
  Life   ...........................................................................       18,591
  Surrender benefits ...............................................................      327,116
  Other benefits  ..................................................................       21,980
  Increase (decrease) in aggregate reserves for policies and contracts:
   Life  ...........................................................................       39,055
   Annuity  ........................................................................      (42,123)
   Other ...........................................................................          493
                                                                                        ---------
                                                                                          365,112
  Insurance expenses:
   Commissions .....................................................................      131,631
   General insurance expenses ......................................................       50,000
   Taxes, licenses and fees   ......................................................        9,543
   Transfer to separate accounts ...................................................      402,754
   Other expenses ..................................................................           14
                                                                                        ---------
                                                                                          593,942
                                                                                        ---------
                                                                                          959,054
                                                                                        ---------
 Loss from operations before federal income taxes and realized capital gains on            (2,129)
  investments
 Federal income tax expense   ......................................................        1,407
                                                                                        ---------
 Loss from operations before realized capital gains on investments   ...............       (3,536)
 Net realized capital gains on investments (net of related federal income taxes and amounts transferred to
   interest maintenance reserve) ...................................................        1,206
                                                                                        ---------
 Net loss   ........................................................................    $  (2,330)
                                                                                        =========

                                      See note to financial statements

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
         STATEMENT OF CHANGES IN CAPITAL AND SURPLUS - STATUTORY BASIS
                           (IN THOUSANDS)(UNAUDITED)



                                                                                           Total
                                                                                          Capital
                                                    Common     Paid-in     Unassigned       and
                                                     Stock     Surplus      Surplus       Surplus
                                                    --------   ---------   ------------   -----------
Balance at January 1, 1997  .....................    $1,500     $68,015     $ 26,041       $ 95,556
 Net (loss)  ....................................         0           0       (2,330)        (2,330)
 Net unrealized gains (losses) ..................         0           0         (232)          (232)
 Decrease in non-admitted assets  ...............         0           0          213            213
 Increase in asset valuation reserve ............         0           0        1,158          1,158
 Increase in surplus in separate accounts  ......         0           0          457            457
 Other adjustments ..............................         0           0        3,748          3,748
                                                     ------     -------     --------       --------
Balance at September 30, 1997  ..................    $1,500     $68,015     $ 29,055       $ 98,570
                                                     ======     =======     ========       ========

                                      See note to financial statements

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                   STATEMENT OF CASH FLOWS - STATUTORY BASIS
                 FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1997
                           (IN THOUSANDS)(UNAUDITED)


SOURCES OF CASH
Premiums and other considerations, net of reinsurance ............   $ 924,612
Net investment income   ..........................................      32,836
Other income   ...................................................       4,415
                                                                     ---------
                                                                       961,863
Life claims ......................................................     (18,630)
Surrender benefits and other fund withdrawals   ..................    (327,116)
Other benefits to policyholders  .................................     (21,847)
Commissions, other expenses and taxes  ...........................    (190,959)
Net transfers to separate accounts  ..............................    (466,844)
Dividends to policyholders .......................................         (25)
                                                                     ---------
Net cash used by operations   ....................................     (63,558)
Proceeds from investments sold, matured or repaid:
 Bonds and redeemable preferred stock  ...........................     108,115
 Mortgage loans on real estate   .................................       2,088
                                                                     ---------
Total cash from investments   ....................................     110,203
Other sources  ...................................................      19,309
                                                                     ---------
Total sources of cash   ..........................................      65,954
APPLICATIONS OF CASH
Cost of investments acquired:
 Bonds and redeemable preferred stock  ...........................      19,663
 Common stocks ...................................................         150
 Mortgage loans on real estate   .................................         892
 Real estate   ...................................................       6,403
 Net increase in policy loans ....................................      17,108
                                                                     ---------
Total investments acquired .......................................      44,216
Other applications, net ..........................................      30,455
                                                                     ---------
Total applications of cash .......................................      74,671
                                                                     ---------
Net change in cash and short-term investments   ..................      (8,717)
Cash and short-term investments at beginning of year  ............       2,480
                                                                     ---------
Cash (deficit) and short-term investments at end of period  ......   $  (6,237)
                                                                     =========

                        See note to financial statements

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                 NOTE TO FINANCIAL STATMENTS - STATUTURY BASIS

AS OF SEPTEMBER 30, 1997 (UNAUDITED)

NOTE 1 -- BASIS OF PRESENTATION


The accompanying unaudited statutory basis financial statements have been prepared in accordance with statutory accounting principles for interim financial information and the instructions to Article 10 of Regulation S-X. Accordingly, they do not include all the information and notes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjust ments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the nine month period ended September 30, 1997 are not necessarily indicative of the results that may be expected for the year ended December 31, 1997. For further information, refer to the accompanying statutory basis financial statements and notes thereto for the year ended December 31, 1996.